Research tax credit receivable and product development costs capitalized	9 Months Ended
Sep. 30, 2020
Analysis of income and expense [abstract]
Research tax credit receivable and product development costs capitalized	Research tax credit receivable and product development costs capitalized
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria). Total research tax credit receivable available in France and in United Kingdom as of September 30, 2020 is $3,287,000 and reflects the amount earned to date in 2020. Research tax credits earned in those countries through December 31, 2019 have all been collected in 2020.
In the nine months ended September 30, 2020 and 2019, the Company capitalized costs, in compliance with the applicable criteria under IAS 38, Intangible Assets, related to the development of the chipsets for LTE Category M and NB-IoT (the Monarch N and Monarch 2) and LTE Category 1 (the Calliope 2), and related to certification. Total amount of capitalized cost in each period was $3,999,000 and $3,113,000, respectively.